SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Inventory Valuation, Policy (Policies)	12 Months Ended
May 31, 2020
Policies
Inventory Valuation, Policy	Inventory valuation Inventories are valued at the lower of cost or net realizable value, net of trade discounts received, with costs being determined based on the weighted average cost basis.